Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Due from related party	$ 460	$ 889
Due from related party	1,350	1,125
Liabilities:
Due to related party, current	230	142
Due to related party, non-current	35,000	0
Working capital advances granted to the Manager (a)
Assets:
Due from related party	460	889
Security deposits to Manager (a)
Assets:
Due from related party	1,350	1,125
Executive service charges due to Manager (d)
Liabilities:
Due to related party, current	0	135
Administrative service charges due to Manager (e)
Liabilities:
Due to related party, current	30	0
Other Partnership expenses due to Manager
Liabilities:
Due to related party, current	200	7
Credit financing balance due to Sponsor (c)
Liabilities:
Due to related party, non-current	35,000	0
Dynagas Ltd.
Liabilities:
Due to related party, current	230	142
Dynagas Holding Ltd
Liabilities:
Due to related party, non-current	$ 35,000	$ 0